REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Keystone Private Income Fund


In planning and performing our audit
of the financial statements of Keystone
Private Income Fund (the "Fund") as of
and for the year ended September 30,
2022, in accordance with the standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N- CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).
A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with GAAP,
and that receipts and expenditures of
the fund are being made only in
accordance with authorizations of
management and trustees of the fund;
and (3) provide reasonable assurance
regarding prevention or timely
detection of unauthorized acquisition,
use or disposition of a fund's assets
that could have a material effect on
the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control over
financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the PCAOB.
However, we noted the following
deficiency in the Fund's internal
control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2022.

Controls surrounding the valuation of
the investments were not designed at
an appropriate level of precision to
properly compute and assess the fair
value of each individual private credit
investment. The material weakness did
not result in a material misstatement
to the Fund's financial statements or
disclosures. However, this material
weakness could result in material
misstatements surrounding the fair
value of investments and related
accounts and disclosures that would
not be prevented or detected.







This report is intended solely for the
information and use of management
and the Board of Trustees of the Fund
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.


/s/ COHEN & COMPANY, LTD
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 9, 2022